Management of financial risks and fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes To Financial Statements [Abstract]
Cash, cash equivalents and short-term investments	€ 151,637	€ 218,865	€ 167,531
Percentage of revenue denominated in US dollars	88.00%	100.00%	100.00%
Percentage of payments in US dollars	48.40%	64.10%	31.90%